Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [Abstract]
Key management compensation
Compensation for the years ended December 31, 2020 and December 31, 2019 of these personnel is detailed below:

	December 31,
	2020	2019
	US$’000	US$’000
Short-term employee benefits	1,409	1,049
Performance related bonus	1,122	1,286
Post-employment benefits	119	86
Share-based compensation benefits	2,895	510
Total compensation	5,545	2,931